UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net income	$ 129,950	$ 250,004	$ 311,751	$ 283,479
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,034	13,692	40,172	21,422
Stock-based compensation	36,221	30,188	61,258	47,785
Amortization of operating lease assets	2,508	1,872	4,211	2,958
Non-cash compensation cost to non-controlling interest shareholders	13,280		18,420
Provision of allowance for credit losses	10,444	25,233	13,160	52,900
Deferred income taxes	(5,061)	12,745	(11,546)	11,682
Income from equity method investments	(13,605)	(3,388)	(17,688)	(4,422)
Dividend received from equity method investments	2,880		11,695
Gain on sale of investments	(1,106)	(844)	(1,299)	(848)
Fair value changes through earnings on investments, net	69,495	(117,517)	33,073	(127,641)
Investment related impairment	66,625	3,920	102,594	117,835
Gain on disposal of property and equipment	(65)	(27)	(63)	(27)
Amortization of convertible debt and unsecured senior notes issuance cost	3,223	2,738	4,834	4,333
Changes in assets and liabilities:
Accounts receivable due from third parties	(162,548)	(13,265)	(241,309)	(61,633)
Prepaid expenses and other current assets	1,978	(23,858)	7,849	(36,769)
Other non-current assets	(3,760)	(1,189)	(4,194)	(159)
Accounts payable	9,050	(20,321)	24,290	(14,256)
Accrued and other liabilities	164,593	(21,044)	190,348	6,081
Deferred revenues	600	51,054	(13,235)	40,956
Operating lease liabilities	(2,930)	(2,100)	(4,550)	(3,100)
Income taxes payable	(14,748)	(22,531)	11,195	8,071
Net cash provided by operating activities	338,357	185,264	564,352	420,495
Cash flows from investing activities:
Purchases of bank time deposits and wealth management products	(501,944)	(793,810)	(560,246)	(2,048,210)
Maturities of bank time deposits and wealth management products	1,253,803	891,610	1,371,867	1,241,610
Investment in and prepayment on long-term investments	(960,446)	(257,500)	(1,471,280)	(287,449)
Proceeds from disposal of/refund of prepayment on long-term investments	168,283	62,129	242,558	178,886
Proceeds from disposal of property and equipment	260	38	273	38
Purchases of property and equipment	(15,491)	(15,752)	(23,786)	(26,404)
Prepayment for purchase of SINA Plaza	(132,531)		(132,531)
Payment for acquisitions, net of cash acquired	(51,873)		(61,160)	(2,386)
Net cash used in investing activities	(162,508)	(154,782)	(567,860)	(1,240,855)
Cash flows from financing activities:
Proceeds from employee options exercised	226	108	1,214	122
Proceeds from unsecured senior notes, net of issuance costs				740,324
Proceeds from sale of a subsidiary's equity interest to a non-controlling shareholder		1,517		1,517
Net cash provided by financing activities	226	1,625	1,214	741,963
Effect of exchange rate changes on cash and cash equivalents	14,187	(12,841)	16,141	37,341
Net increase (decrease) in cash and cash equivalents	190,262	19,266	13,847	(41,056)
Cash and cash equivalents at the beginning of the period	1,814,844	1,452,985	1,814,844	1,452,985
Cash and cash equivalents at the end of the period	2,005,106	1,472,251	1,828,691	1,411,929
Supplemental disclosure of cash flow information
Cash paid for income taxes	(82,265)	(66,199)	(94,189)	(66,305)
Cash paid for interest expenses on convertible debt/unsecured senior notes	(5,625)	(33,625)	(32,281)	(33,625)
Supplemental schedule of non-cash investing and financing activities
Property and equipment in accounts payable	3,048	7,767	5,657	4,492
Unpaid consideration for acquisition			6,205
SINA (Note 10)
Changes in assets and liabilities:
Amount due from SINA	(16,739)	2,487	(23,357)	70,807
Cash flows from investing activities:
Loan to SINA	(310,923)	(188,194)	(481,215)	(443,637)
Repayment of loan by SINA	388,354	146,697	547,660	146,697
Alibaba (Note 10)
Changes in assets and liabilities:
Accounts receivable due from other related parties	13,846	(16,250)	38,743	(35,618)
Other related parties (Note 10)
Changes in assets and liabilities:
Accounts receivable due from other related parties	$ 8,192	$ 33,665	$ 8,000	$ 36,659